Derivative Financial Asset - Summary of detailed information about derivative financial asset explanatory (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Derivative Financial Asset [Abstract]
Opening fair value asset	$ 9,242	$ 0
Net change in fair value recognized in profit or loss	(1,868,101)	9,242
Net cash settlement on maturity	1,858,859	0
Closing fair value asset	$ 0	$ 9,242